NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund

Supplement dated January 2, 2018
to the Prospectus dated May 1, 2017 (as revised May 23, 2017)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Multi-Manager Small Cap Value Fund

Effective January 2, 2018, the Prospectus is amended as follows:

1.	The table under the section entitled "Portfolio Managers" on page 27 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Epoch
David N. Pearl	Executive Vice President, Co-Chief Investment Officer and Portfolio Manager	Since 2011
Michael A. Welhoelter, CFA	Managing Director, Portfolio Manager and Head of Quantitative Research Risk Management	Since 2011
Michael Caputo	Managing Director, Portfolio Manager and Senior Research Analyst	Since 2016
Justin Howell, CFA	Managing Director, Portfolio Manager and Senior Research Analyst	Since 2018
JPMorgan
Dennis S. Ruhl, CFA	Managing Director and Lead Portfolio Manager	Since 2003
Phillip Hart, CFA	Managing Director and Co-Portfolio Manager	Since 2012

2.	The following replaces the information under the heading "Epoch" on page 59 of the Prospectus:

The portfolio managers for the portion of the Fund managed by Epoch are David N. Pearl, Michael A. Welhoelter, CFA, Michael Caputo and Justin Howell, CFA.

Mr. Pearl co-founded Epoch in April 2004 and is an Executive Vice President, Co-Chief Investment Officer and Portfolio Manager.

Mr. Welhoelter joined Epoch in June 2005 and serves as a Managing Director, Portfolio Manager and Head of Quantitative Research & Risk Management.

Prior to joining Epoch in 2016, Mr. Caputo spent over thirteen years at Cramer Rosenthal McGlynn, most recently as a portfolio manager and senior research analyst.

Mr. Howell joined Epoch in 2012 and serves as a Managing Director, Portfolio Manager and Senior Research Analyst. Prior to 2012, he spent nine years at JPMorgan Chase as a research analyst.

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